Related party disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures

26 Related party disclosures

The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.

Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. The Group’s share of dividends from associates, included in other net income in the table below, was £239 million (2018: £211 million; 2017: £688 million).

	2019 £m	2018 £m	2017 £m

Transactions

– revenue	511	473	366

– purchases	(79)	(101)	(218)

– other net income	248	216	699

Amounts receivable at 31 December	42	26	40

Amounts payable at 31 December	(2)	(1)	(1)

As explained in note 23, in 2017, the Group completed the acquisition of the remaining 57.8% of RAI not already owned. This transaction has not been included in the table above.

On 17 December 2012, a wholly-owned subsidiary of the Group, BATUS Japan Inc. (BATUSJ), entered into an Amendment and Extension Agreement (referred to as the Amendment) with a wholly-owned subsidiary of RAI, R.J. Reynolds Tobacco Company (referred to as RJRTC). The Amendment modifies the American-blend Cigarette Manufacturing Agreement (referred to as the 2010 Agreement), effective as of 1 January 2010.

Prior to the Amendment, the term of the 2010 Agreement was scheduled to expire on 31 December 2014, subject to early termination and extension provisions. Pursuant to the Amendment, the Manufacturing Agreement would remain in effect beyond 31 December 2014, provided that either RJRTC or BATUSJ may terminate the Manufacturing Agreement by furnishing three years’ notice to the other party. Such notice was given in January 2016. As a result of early termination of this agreement the Group agreed to a compensation payment of US$90 million of which US$7 million was paid to RJRTC on 22 September 2016, with the Group recognising the full expense of US$90 million as required by IFRS in 2016. The balance was paid in March 2017.

During 2019, the Group acquired 60% of VapeWild Holdings LLC and a minority stake in AYR Limited. The Group also made a capital injection in Brascuba Cigarillos S.A..

During 2018, the Group acquired a further 44% interest in British American Tobacco Myanmar Limited and a further 11% interest in British American Tobacco Vranje.

During 2017, the Group acquired the remaining 49% interest in IPRESS d.o.o. and a further 0.01% interest in British American Tobacco Chile Operaciones S.A. The combined costs are less than £1 million.

As explained in note 11, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House) up to a maximum of £150 million.

The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2019 £m	2018 £m	2017 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	26	21	24

– post-employment benefits	4	4	5

– share-based payments	23	18	16

	53	43	45

The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000	2019 £'000	2018 £'000	2017 £'000

Salary; fees; benefits; incentives

– salary	2,356	2,211	2,122							2,356	2,211	2,122

– fees				695	680	660	969	1,092	1,042	1,664	1,772	1,702

– taxable benefits	608	427	385	137	116	129	310	303	195	1,055	846	709

– short-term incentives	4,791	5,031	4,689							4,791	5,031	4,689

– long-term incentives	4,420	5,300	10,192							4,420	5,300	10,192

Sub-total	12,175	12,969	17,388	832	796	789	1,279	1,395	1,237	14,286	15,160	19,414

Pension; other emoluments

– pension	686	921	612							686	921	612

– other emoluments	47	50	50							47	50	50

Sub-total	733	971	662							733	971	662

Total emoluments	12,908	13,940	18,050	832	796	789	1,279	1,395	1,237	15,019	16,131	20,076

Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Jack Bowles	12 May 2016	22,711	20 May 2019	29.72	674,971

Tadeu Marroco	12 May 2016	15,154	21 June 2019	27.97	423,857

LTIP - Value of awards 2016

	Shares	Price per share (£)[1]	Face value (£)

Jack Bowles	31,943	42.34	1,352,467

Tadeu Marroco	21,315	42.34	902,477

1	For information only as awards are made as nil-cost options.

Sharesave - Aggregate Gains 2019

	Award date	Shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	26 August 2014	493	02 April 2019	31.79	1,930
Ben Stevens	26 August 2014	543	01 October 2019	29.87	1,083

Sharesave - Value of award 2014

	Shares	Price per share (£)	Face value (£)

Nicandro Durante	493	27.87	13,740
Ben Stevens	543	27.87	15,133

In 2019, no Sharesave options were exercised by current Executive Directors.